Related-party And Party-in-interest Transactions (Table)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	During 2025 and 2024 the Plan’s stock fund had the following transactions related to the Plan sponsor’s common stock:

	2025	2024
Number of common shares purchased, shares	—	—
Number of common shares sold, shares	104,753	267,503
Market value of common shares sold,	$17,859,339	32,236,787
Cost of common shares sold,	$3,021,632	7,714,787